Note 46 - Related-Party Transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions Abstract
Balances Arising From Transactions With Entities Of The Group
Balances arising from transactions with entities of the Group (Millions of Euros)
	June 2019	December 2018
Assets
Loans and advances to credit institutions	122	132
Loans and advances to customers	1.403	1.866
Liabilities
Deposits from credit institutions	2	2
Customer deposits	601	521
Memorandum accounts
Contingent commitments	116	152
Other contingent commitments given	1.030	1.358
Financial guarantees given	103	78

Balance Of Income Statement Arising From Transactions With Entities Of The Group
Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	June 2019	June 2018
Income statement
Interest and other income	26	11
Interest expense	1	1
Fee and commission income	2	2
Fee and commission expenses	14	26